Commitments and Contingencies - Schedule of limited partners' callable commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	$ 486.8	$ 761.0
Real Estate Funds
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	321.1	677.0
Real Estate Funds | LCS SHIP Venture I, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	0.0	28.1
Real Estate Funds | Grubb Southeast Real Estate Fund VI, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	0.0	81.5
Real Estate Funds | Townsend Group Value-Add Fund
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	125.9	241.9
Real Estate Funds | Veritas Trophy VI, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	20.6	29.4
Real Estate Funds | SP V - II, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	12.9	67.1
Real Estate Funds | JCR Capital - REA Preferred Equity Parallel Fund
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	75.3	92.3
Real Estate Funds | Silverpeak NRE FundCo 2 LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	43.7	0.0
Real Estate Funds | Silverpeak NRE FundCo LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	37.3	81.1
Real Estate Funds | Taconic New York City GP Fund
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	4.2	6.0
Real Estate Funds | Flagler - REA Healthcare Properties Partnership
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	1.2	49.6
Loans Receivable
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	165.7	84.0
Loans Receivable | Rosemont Towson
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	0.0	1.2
Loans Receivable | BREP VIII Industrial Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	22.4	15.5
Loans Receivable | SCG Oakland Portfolio Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	6.1	6.5
Loans Receivable | 311 South Wacker Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	2.2	5.4
Loans Receivable | San Diego Office Portfolio Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	6.8	7.0
Loans Receivable | San Diego Office Portfolio Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	2.2	2.3
Loans Receivable | MRA Hub 34 Holding, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	1.5	1.5
Loans Receivable | 1330 Broadway Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	10.9	10.9
Loans Receivable | Liberty Park Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	2.6	3.1
Loans Receivable | Colony New England Hotel Portfolio Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	14.1	14.1
Loans Receivable | Colony New England Hotel Portfolio Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	4.7	4.7
Loans Receivable | Exo Apartments Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	0.0	7.1
Loans Receivable | Exo Apartments Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	2.4	2.4
Loans Receivable | Five Oak Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	1.6	2.3
Loans Receivable | 5 Points Towers Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	4.2	0.0
Loans Receivable | The Stratum Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	2.0	0.0
Loans Receivable | The Stratum Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	0.7	0.0
Loans Receivable | Spring House Innovation Park Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	38.0	0.0
Loans Receivable | Spring House Innovation Park Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	12.7	0.0
Loans Receivable | The Reserve at Chino Hills
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	20.0	0.0
Loans Receivable | Sixth and Main Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	6.9	0.0
Loans Receivable | Sixth and Main Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS	$ 3.7	$ 0.0